UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2020—August 31, 2021

Item 1:	Reports to Shareholders

Annual Report   |   August 31, 2021
Vanguard CMT Funds
Vanguard Market Liquidity Fund
Vanguard Municipal Cash Management Fund

Contents
About Your Fund’s Expenses	1
Market Liquidity Fund	3
Municipal Cash Management Fund	17
Trustees Approve Advisory Arrangements	44

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended August 31, 2021
	Beginning Account Value 2/28/2021	Ending Account Value 8/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Market Liquidity Fund	$1,000.00	$1,000.30	$0.03
Municipal Cash Management Fund	1,000.00	1,000.20	0.05
Based on hypothetical 5% yearly return
Market Liquidity Fund	$1,000.00	$1,025.18	$0.03
Municipal Cash Management Fund	1,000.00	1,025.16	0.05
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratio for that period are 0.005% for Market Liquidity Fund, and 0.01% for Municipal Cash Management Fund. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Market Liquidity Fund
Distribution by Effective Maturity (% of investments)
As of August 31, 2021
1 - 7 Days	53.6%
8 - 30 Days	18.4
31 - 60 Days	10.4
61 - 90 Days	9.0
91 - 180 Days	7.7
Over 180 Days	0.9

Market Liquidity Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (34.0%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%	0.090%	9/1/21	68,000	68,004
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	0.100%	9/1/21	28,000	28,002
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.055%	0.105%	9/1/21	299,000	299,113
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	185,000	185,096
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	124,000	124,050
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.060%	0.110%	9/1/21	50,000	50,029
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.080%	0.130%	9/1/21	75,000	75,060
[2]	Federal Farm Credit Banks Funding Corp., U.S. Treasury 3M Bill Money Market Yield + 0.070%	0.115%	9/1/21	81,000	81,035
	Federal Home Loan Banks Discount Notes	0.043%–0.051%	9/1/21	519,874	519,874
	Federal Home Loan Banks Discount Notes	0.044%	9/3/21	650,000	649,999
	Federal Home Loan Banks Discount Notes	0.042%–0.051%	9/8/21	1,011,019	1,011,011
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	9/10/21	367,080	367,076
	Federal Home Loan Banks Discount Notes	0.044%	9/15/21	300,000	299,995
	Federal Home Loan Banks Discount Notes	0.043%–0.046%	9/17/21	1,492,000	1,491,974
	Federal Home Loan Banks Discount Notes	0.045%	9/22/21	254,950	254,944
	Federal Home Loan Banks Discount Notes	0.044%	9/23/21	328,000	327,992
	Federal Home Loan Banks Discount Notes	0.044%–0.045%	9/24/21	465,000	464,988
	Federal Home Loan Banks Discount Notes	0.044%	9/29/21	236,000	235,993
	Federal Home Loan Banks Discount Notes	0.044%–0.045%	10/1/21	167,810	167,804
	Federal Home Loan Banks Discount Notes	0.043%	10/4/21	160,000	159,994
	Federal Home Loan Banks Discount Notes	0.044%	10/5/21	251,000	250,991
	Federal Home Loan Banks Discount Notes	0.044%	10/6/21	114,000	113,996
	Federal Home Loan Banks Discount Notes	0.044%	10/8/21	100,000	99,996
	Federal Home Loan Banks Discount Notes	0.045%–0.051%	10/13/21	249,587	249,575
	Federal Home Loan Banks Discount Notes	0.044%–0.051%	10/15/21	39,816	39,814
	Federal Home Loan Banks Discount Notes	0.045%–0.046%	10/20/21	236,303	236,290
	Federal Home Loan Banks Discount Notes	0.041%–0.044%	10/22/21	122,337	122,330
	Federal Home Loan Banks Discount Notes	0.044%	10/27/21	53,000	52,997
[2]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	188,000	188,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	0.065%	9/1/21	106,000	106,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	0.070%	9/1/21	250,000	250,006
[2]	Federal Home Loan Banks, SOFR + 0.080%	0.130%	9/1/21	461,000	461,247
[2]	Federal Home Loan Banks, SOFR + 0.085%	0.135%	9/1/21	150,000	150,088
[2]	Federal Home Loan Banks, SOFR + 0.095%	0.145%	9/1/21	62,000	62,016
[2]	Federal Home Loan Banks, SOFR + 0.140%	0.190%	9/1/21	104,000	104,111

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	9/1/21	133,000	133,089
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.095%	0.145%	9/1/21	100,000	100,028
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.100%	0.150%	9/1/21	212,273	212,427
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.195%	9/1/21	416,000	416,102
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.145%	0.195%	9/1/21	150,000	150,052
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.150%	0.200%	9/1/21	56,000	56,043
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.190%	0.240%	9/1/21	615,000	615,821
[2,3]	Federal Home Loan Mortgage Corp., SOFR + 0.200%	0.250%	9/1/21	41,000	41,041
[2,3]	Federal National Mortgage Association, SOFR + 0.100%	0.150%	9/1/21	111,000	111,002
[2,3]	Federal National Mortgage Association, SOFR + 0.110%	0.160%	9/1/21	17,000	17,008
[2,3]	Federal National Mortgage Association, SOFR + 0.120%	0.170%	9/1/21	83,000	83,057
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	0.190%	9/1/21	132,500	132,504
[2,3]	Federal National Mortgage Association, SOFR + 0.180%	0.230%	9/1/21	175,000	175,223
[2,3]	Federal National Mortgage Association, SOFR + 0.190%	0.240%	9/1/21	138,000	138,161
	U.S. Cash Management Bill	0.048%	12/28/21	1,000,000	999,853
	U.S. Treasury Bill	0.044%	9/2/21	1,251,000	1,250,999
	U.S. Treasury Bill	0.024%–0.042%	9/7/21	3,703,293	3,703,276
	U.S. Treasury Bill	0.025%	9/9/21	1,412,623	1,412,611
	U.S. Treasury Bill	0.019%–0.047%	9/14/21	3,250,000	3,249,962
	U.S. Treasury Bill	0.025%	9/16/21	2,000,000	1,999,975
	U.S. Treasury Bill	0.014%	9/21/21	1,000,000	999,979
	U.S. Treasury Bill	0.019%–0.042%	9/28/21	1,929,500	1,929,449
	U.S. Treasury Bill	0.049%	9/30/21	342,400	342,390
	U.S. Treasury Bill	0.035%	10/7/21	114,446	114,441
	U.S. Treasury Bill	0.040%	10/21/21	482,441	482,408
	U.S. Treasury Bill	0.040%	12/16/21	511,900	511,832
	U.S. Treasury Bill	0.055%	2/3/22	1,250,000	1,249,758
	U.S. Treasury Bill	0.050%	2/10/22	845,400	845,222
	U.S. Treasury Bill	0.050%	2/24/22	1,040,000	1,039,720
	U.S. Treasury Bill	0.055%	3/3/22	1,000,000	999,709
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.034%	0.079%	9/1/21	1,250,000	1,250,088
[2]	U.S. Treasury Floating Rate Note, U.S. Treasury 3M Bill Money Market Yield + 0.049%	0.094%	9/1/21	1,550,000	1,550,769
Total U.S. Government and Agency Obligations (Cost $35,660,114)					35,663,489
Certificates of Deposit (12.3%)
	Bank of Montreal	0.070%	9/8/21	200,000	200,000
	Bank of Montreal	0.110%	9/21/21	350,000	350,007
	Bank of Montreal	0.110%	10/1/21	300,000	300,008
	Bank of Montreal	0.110%	10/18/21	200,000	200,005
	Bank of Montreal	0.100%	11/15/21	225,000	224,995
	Bank of Montreal	0.100%	11/19/21	250,000	249,993
	Bayerische Landesbank NY	0.110%	9/1/21	500,000	500,000
	Bayerische Landesbank NY	0.130%	9/2/21	325,000	325,001
	Bayerische Landesbank NY	0.110%	9/3/21	85,000	85,000
	Bayerische Landesbank NY	0.120%	10/1/21	500,000	500,013
	Bayerische Landesbank NY	0.110%	10/15/21	224,000	224,004

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bayerische Landesbank NY	0.110%	11/1/21	330,000	330,005
	Citibank N.A.	0.090%	11/22/21	113,000	112,999
	Cooperatieve Centrale	0.110%	10/1/21	1,000,000	1,000,017
	Cooperatieve Centrale	0.100%	11/23/21	500,000	500,002
	Cooperatieve Centrale	0.110%	12/8/21	695,000	694,903
	Credit Agricole	0.100%	9/23/21	248,000	248,002
	Credit Agricole	0.100%	9/30/21	500,000	500,004
	Credit Agricole	0.100%	12/1/21	562,000	561,999
	Credit Industriel et Commercial	0.140%	12/1/21	125,000	125,009
	DNB Bank ASA	0.060%	9/1/21	672,000	672,000
	DZ Bank AG Deutsche Zentral-Genossenschaftsbank	0.110%	9/24/21	100,000	100,002
	DZ Bank AG Deutsche Zentral-Genossenschaftsbank	0.110%	9/27/21	100,000	100,002
	DZ Bank AG Deutsche Zentral-Genossenschaftsbank	0.110%	9/28/21	100,000	100,002
	DZ Bank AG Deutsche Zentral-Genossenschaftsbank	0.110%	11/4/21	100,000	100,004
	KBC Bank NV	0.070%	9/1/21	500,000	500,000
	KBC Bank NV	0.070%	9/3/21	400,000	399,999
	KBC Bank NV	0.060%	9/7/21	300,000	300,000
	KBC Bank NV	0.100%	10/27/21	300,000	300,001
	Landesbank Baden-Wuerttemberg	0.120%	9/2/21	188,000	188,000
	Landesbank Baden-Wuerttemberg	0.110%	9/27/21	300,000	300,000
	Landesbank Baden-Wuerttemberg	0.140%	10/1/21	300,000	300,008
	Landesbank Baden-Wuerttemberg	0.120%	10/26/21	450,000	450,001
	Landesbank Baden-Wuerttemberg	0.120%	11/10/21	264,000	263,996
	Landesbank Baden-Wuerttemberg	0.120%	11/29/21	165,000	164,992
	Natixis NY	0.110%	11/1/21	800,000	800,026
	Nordea Bank Abp	0.100%	11/24/21	300,000	300,009
	Svenska Handelsbanken AB	0.100%	9/20/21	200,000	200,002
	Svenska Handelsbanken AB	0.100%	11/24/21	200,000	199,997
Total Certificates of Deposit (Cost $12,971,003)					12,971,007
Commercial Paper (21.5%)
[4]	ABN AMRO Funding USA LLC	0.101%	9/1/21	38,000	38,000
[4]	ABN AMRO Funding USA LLC	0.112%	10/15/21	150,000	149,974
[4]	Bank of Nova Scotia	0.112%	10/1/21	500,000	499,970
[4]	Barclays Bank UK plc	0.091%–0.112%	9/1/21	300,000	299,999
[4]	Barclays Bank UK plc	0.091%	9/2/21	150,000	149,999
[4]	Barclays Bank UK plc	0.112%	9/3/21	150,000	149,999
[4]	Barclays Bank UK plc	0.112%	9/8/21	213,000	212,996
[4]	Barclays Bank UK plc	0.127%	9/28/21	65,000	64,995
[4]	Barclays Bank UK plc	0.091%	10/1/21	215,000	214,981
[4]	Barclays Bank UK plc	0.101%	10/7/21	131,000	130,987
[4]	Barclays Bank UK plc	0.122%	10/8/21	250,000	249,974
[4]	Barclays Bank UK plc	0.112%	10/19/21	150,000	149,980
[4]	Barclays Bank UK plc	0.112%	11/9/21	43,000	42,991
[4]	Barclays Bank UK plc	0.112%	11/15/21	50,000	49,988
[4]	Barclays Bank UK plc	0.110%–0.112%	11/19/21	252,000	251,933
[4]	Barclays Bank UK plc	0.112%	11/26/21	363,000	362,889
[4]	Barclays Bank UK plc	0.112%	12/1/21	250,000	249,916
	Bayerische Landesbank NY	0.112%	12/1/21	572,000	571,823
	Bayerische Landesbank NY	0.117%	12/3/21	306,000	305,903
	BNP Paribas SA	0.061%	9/1/21	900,000	899,998
	BNP Paribas SA	0.061%	9/2/21	1,136,000	1,135,996
[4]	BPCE SA	0.105%	9/29/21	500,000	499,968
[4]	BPCE SA	0.110%	10/5/21	250,000	249,980
[4]	BPCE SA	0.106%	11/24/21	200,000	199,949
	Caisse d'Amortissement de la Dette Sociale	0.091%	9/1/21	150,000	150,000
	Caisse d'Amortissement de la Dette Sociale	0.090%	9/2/21	250,000	249,999
	Caisse d'Amortissement de la Dette Sociale	0.091%	9/7/21	100,000	99,998

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Caisse d'Amortissement de la Dette Sociale	0.108%	10/1/21	500,000	499,961
[4]	Canadian Imperial Bank of Commerce	0.071%	9/1/21	500,000	499,999
	CDP Financial Inc.	0.061%–0.091%	9/3/21	291,200	291,198
	CDP Financial Inc.	0.101%	9/9/21	125,250	125,248
	CDP Financial Inc.	0.091%	10/1/21	75,000	74,995
	CDP Financial Inc.	0.091%	10/12/21	50,000	49,995
	CDP Financial Inc.	0.101%	11/10/21	100,000	99,983
	CDP Financial Inc.	0.101%	11/12/21	78,500	78,486
	CDP Financial Inc.	0.101%	11/18/21	50,000	49,990
	Cooperatieve Rabobank UA	0.051%	9/1/21	350,000	349,999
[4]	DNB Bank ASA	0.101%	12/1/21	750,000	749,881
[4]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main	0.090%	10/27/21	100,000	99,983
[4]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main	0.100%	11/29/21	100,000	99,975
[4]	ING US Funding LLC	0.101%	11/26/21	500,000	499,880
	Landesbank Baden-Wuerttemberg	0.117%	9/20/21	156,000	155,991
	Landesbank Baden-Wuerttemberg	0.127%	11/5/21	203,000	202,954
	Landesbank Baden-Wuerttemberg	0.127%	11/8/21	99,969	99,945
	Landesbank Baden-Wuerttemberg	0.128%	11/15/21	49,983	49,969
	Landesbank Baden-Wuerttemberg	0.120%	11/19/21	26,000	25,992
	Lloyds Bank plc	0.106%	9/1/21	150,000	150,000
	Lloyds Bank plc	0.081%	9/16/21	300,000	299,989
	Lloyds Bank plc	0.112%	10/1/21	400,000	399,969
	Lloyds Bank plc	0.112%	10/6/21	123,950	123,939
	Lloyds Bank plc	0.112%	10/22/21	200,000	199,974
	Lloyds Bank plc	0.112%	10/27/21	113,900	113,884
	Lloyds Bank plc	0.112%	11/2/21	29,400	29,395
	Lloyds Bank plc	0.112%	11/3/21	98,700	98,684
	Lloyds Bank plc	0.108%	11/5/21	300,000	299,949
	Lloyds Bank plc	0.112%	11/8/21	137,000	136,976
	Lloyds Bank plc	0.112%	11/15/21	139,000	138,972
[4]	National Australia Bank Ltd.	0.091%	9/1/21	300,000	299,999
[4]	Nordea Bank Abp	0.106%	11/1/21	500,000	499,930
[4]	NRW Bank	0.070%	9/9/21	300,000	299,995
[4]	NRW Bank	0.074%	9/10/21	100,000	99,998
[4]	NRW Bank	0.099%	10/4/21	500,000	499,957
[4]	NRW Bank	0.099%	10/8/21	250,000	249,976
[4]	NRW Bank	0.091%	10/13/21	48,900	48,895
[4]	NRW Bank	0.091%	10/20/21	100,000	99,987
[4]	NRW Bank	0.091%	10/26/21	81,500	81,488
	Santander UK plc	0.132%	9/2/21	86,996	86,996
	Santander UK plc	0.125%–0.132%	11/1/21	495,970	495,884
[4]	Skandinaviska Enskilda Banken AB	0.091%	9/2/21	300,000	299,999
[4]	Skandinaviska Enskilda Banken AB	0.112%	10/7/21	400,000	399,970
[4]	Svenska Handelsbanken AB	0.071%	9/8/21	45,000	44,999
	Swedbank AB	0.058%	9/2/21	200,000	200,000
	Swedbank AB	0.091%	9/3/21	140,000	140,000
	Swedbank AB	0.125%	11/1/21	300,000	299,968
	Swedbank AB	0.125%	11/2/21	300,000	299,967
	Swedbank AB	0.126%	11/3/21	112,483	112,470
	Swedbank AB	0.106%	12/2/21	300,000	299,937
[4]	Toronto-Dominion Bank	0.112%	9/8/21	250,000	249,996
[4]	Toronto-Dominion Bank	0.081%	9/21/21	515,000	514,976
[4]	Toronto-Dominion Bank	0.112%	9/28/21	250,000	249,984
[4]	Toronto-Dominion Bank	0.112%	10/1/21	300,000	299,979
[4]	Toronto-Dominion Bank	0.112%	10/6/21	225,000	224,982
[4]	Toronto-Dominion Bank	0.112%	10/7/21	456,000	455,962
[4]	Toronto-Dominion Bank	0.112%	11/10/21	373,000	372,931
[4]	Toronto-Dominion Bank	0.112%	11/22/21	172,000	171,961
[4]	Toronto-Dominion Bank	0.112%	11/24/21	370,000	369,914
	Toyota Credit Canada Inc.	0.112%	10/7/21	100,000	99,982

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Credit Corp.	0.112%	9/27/21	250,000	249,987
	Toyota Motor Credit Corp.	0.112%	11/1/21	250,000	249,961
[4]	United Overseas Bank Ltd.	0.102%–0.103%	11/16/21	287,200	287,138
[4]	United Overseas Bank Ltd.	0.103%	11/17/21	200,000	199,956
Total Commercial Paper (Cost $22,587,178)					22,587,464
Repurchase Agreement (33.1%)
	Federal Reserve Bank of New York (Dated 8/31/21, Repurchase Value $34,780,048,000, collateralized by U.S. Treasury Note/Bond 0.125%–3.625%, 7/31/22–11/15/50, with a value of $34,780,048,000) (Cost $34,780,000)	0.050%	9/01/21	34,780,000	34,780,000
Taxable Municipal Bonds (0.1%)
[5]	Greene County Development Authority Industrial Revenue VRDO	0.080%	9/1/21	10,000	10,000
[5,6]	Los Angeles CA Department of Water & Power Water Revenue TOB VRDO	0.120%	9/2/21	16,000	16,000
[5,6]	Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	0.120%	9/2/21	16,000	16,000
[5,6]	Seattle WA Municipal Light & Power Electric Power & Light Revenue TOB VRDO	0.120%	9/2/21	16,000	16,000
Total Taxable Municipal Bonds (Cost $58,000)					58,000
				Shares
Money Market Fund (0.0%)
[7]	Vanguard Municipal Cash Management Fund (Cost $1,000)	0.019%		9,999	1,000
Total Investments (101.0%) (Cost $106,057,295)					106,060,960
Other Assets and Liabilities—Net (-1.0%)					(1,050,021)
Net Assets (100%)					105,010,939
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.“ At August 31, 2021, the aggregate value of these securities was $12,492,158,000, representing 11.9% of net assets.
5	Scheduled principal and interest payments are guaranteed by bank letter of credit.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the aggregate value was $48,000,000, representing 0.0% of net assets.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $71,276,295)	71,279,960
Affiliated Issuers (Cost $1,000)	1,000
Repurchase Agreements (Cost $34,780,000)	34,780,000
Total Investments in Securities	106,060,960
Receivables for Accrued Income	2,951
Total Assets	106,063,911
Liabilities
Due to Custodian	34
Payables for Investment Securities Purchased	1,052,718
Payables to Vanguard	220
Total Liabilities	1,052,972
Net Assets	105,010,939
At August 31, 2021, net assets consisted of:

Paid-in Capital	105,004,890
Total Distributable Earnings (Loss)	6,049
Net Assets	105,010,939

Net Assets
Applicable to 1,050,142,615 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	105,010,939
Net Asset Value Per Share	$100.00

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Interest[1]	96,341
Total Income	96,341
Expenses
The Vanguard Group—Note B
Management and Administrative	5,147
Total Expenses	5,147
Net Investment Income	91,194
Realized Net Gain (Loss) on Investment Securities Sold[1]	643
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(3,034)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,803
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, $0, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	91,194	777,970
Realized Net Gain (Loss)	643	547
Change in Unrealized Appreciation (Depreciation)	(3,034)	2,538
Net Increase (Decrease) in Net Assets Resulting from Operations	88,803	781,055
Distributions
Total Distributions	(91,194)	(777,904)
Capital Share Transactions
Issued	902,139,324	814,308,151
Issued in Lieu of Cash Distributions	91,177	777,895
Redeemed	(890,842,994)	(780,683,790)
Net Increase (Decrease) from Capital Share Transactions	11,387,507	34,402,256
Total Increase (Decrease)	11,385,116	34,405,407
Net Assets
Beginning of Period	93,625,823	59,220,416
End of Period	105,010,939	93,625,823

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$100.00	$100.01	$100.02	$100.02	$100.01
Investment Operations
Net Investment Income	.090	1.205	2.440	1.676	.919
Net Realized and Unrealized Gain (Loss) on Investments	—	(.010)	(.010)	—	.010
Total from Investment Operations	.090	1.195	2.430	1.676	.929
Distributions
Dividends from Net Investment Income	(.090)	(1.205)	(2.440)	(1.676)	(.919)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.090)	(1.205)	(2.440)	(1.676)	(.919)
Net Asset Value, End of Period	$100.00	$100.00	$100.01	$100.02	$100.02
Total Return	0.09%	1.20%	2.46%	1.69%	0.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$105,011	$93,626	$59,220	$54,936	$52,870
Ratio of Total Expenses to Average Net Assets	0.005%	0.005%	0.005%	0.005%	0.005%
Ratio of Net Investment Income to Average Net Assets	0.09%	1.09%	2.44%	1.68%	0.93%

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Notes to Financial Statements
Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
The fund invests in repurchase agreements and short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Market Liquidity Fund
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Market Liquidity Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Temporary Cash Investments	1,000	106,059,960	—	106,060,960
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences, if any, will reverse at some time in the future. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,384
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	3,665
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	91,194	777,904
Long-Term Capital Gains	—	—
Total	91,194	777,904
*	Includes short-term capital gains, if any.

Market Liquidity Fund
As of August 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	106,057,295
Gross Unrealized Appreciation	3,977
Gross Unrealized Depreciation	(312)
Net Unrealized Appreciation (Depreciation)	3,665
E.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2021 Shares (000)	2020 Shares (000)

Issued	9,021,393	8,142,564
Issued in Lieu of Cash Distributions	912	7,779
Redeemed	(8,908,430)	(7,806,212)
Net Increase (Decrease) in Shares Outstanding	113,875	344,131
F.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.

Municipal Cash Management Fund
Fund Allocation (% of investments)
As of August 31, 2021
New York	17.9%
Texas	12.0
California	8.5
Pennsylvania	4.9
Illinois	4.7
Missouri	4.3
Ohio	4.1
Multiple States	4.1
Florida	3.7
Wisconsin	3.2
Massachusetts	2.9
Maryland	2.9
Indiana	2.9
North Carolina	2.8
Colorado	2.1
District of Columbia	1.9
Utah	1.8
Alaska	1.5
Michigan	1.4
Nevada	1.3
South Carolina	1.3
Connecticut	1.3
Tennessee	1.2
Washington	1.2
Other	6.1

Municipal Cash Management Fund
Financial Statements
Schedule of Investments
As of August 31, 2021
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (100.0%)
Alaska (1.5%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project) VRDO	0.020%	9/2/21	1,525	1,525
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	45,580	45,580
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	26,875	26,875
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	24,305	24,305
					98,285
Arizona (0.5%)
[1]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	17,900	17,900
[1]	Arizona IDA Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	3,185	3,185
	Arizona State University College & University Revenue VRDO	0.020%	9/1/21	4,015	4,015
[1,2]	Scottsdale AZ Municipal Property Corp. Miscellaneous Taxes Revenue TOB VRDO	0.050%	9/2/21	7,350	7,350
					32,450
California (8.5%)
[1,2]	Berryessa CA Union School District GO TOB VRDO	0.040%	9/2/21	5,960	5,960
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.040%	9/2/21	5,000	5,000
[1,2]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.050%	9/2/21	8,000	8,000
	California GO	0.060%	9/15/21	20,000	20,001
[1,2]	California GO TOB VRDO	0.040%	9/2/21	1,175	1,175
[1]	California GO VRDO	0.010%	9/1/21	5,900	5,900
[1]	California GO VRDO	0.010%	9/1/21	7,995	7,995
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	10,700	10,700
[1,2]	California State Unversity College & University Revenue TOB VRDO	0.040%	9/2/21	12,515	12,515
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	9/2/21	2,175	2,175
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	20,665	20,665
	Eastern Municipal Water District Water Revenue VRDO	0.010%	9/1/21	7,145	7,145
[1]	Irvine CA Special Assessment Revenue VRDO	0.010%	9/1/21	4,600	4,600
[1]	Irvine CA VRDO	0.010%	9/1/21	1,100	1,100
[1]	Irvine CA VRDO	0.010%	9/1/21	15,100	15,100

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Los Angeles CA General Fund Revenue TRAN	4.000%	6/23/22	40,000	41,276
[1,2]	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue VRDO	0.040%	9/2/21	3,100	3,100
	Los Angeles County Capital Asset Leasing Corp.	0.060%	9/15/21	5,000	5,000
	Los Angeles County Capital Asset Leasing Corp.	0.060%	9/15/21	8,300	8,300
	Los Angeles County Capital Asset Leasing Corp.	0.060%	9/15/21	2,750	2,750
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	9/1/21	5,700	5,700
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	9/1/21	43,400	43,400
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/1/21	8,000	8,000
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	9/1/21	6,400	6,400
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	9/1/21	8,800	8,800
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	9/1/21	8,000	8,000
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	9/1/21	13,700	13,700
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.050%	9/2/21	66,500	66,500
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.050%	9/2/21	2,000	2,000
[1,2]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.060%	9/2/21	17,000	17,000
[1]	Orange County Water District COP VRDO	0.010%	9/1/21	13,100	13,100
[1]	Riverside County CA COP VRDO	0.010%	9/2/21	1,775	1,775
[1,2]	San Diego CA Unified School District GO TOB VRDO	0.040%	9/2/21	9,510	9,510
	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	0.040%	9/1/21	28,530	28,530
[1]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	0.010%	9/1/21	16,440	16,440
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	9/1/21	12,070	12,070
[1]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.010%	9/1/21	21,500	21,500
	University of California	0.080%	11/16/21	20,280	20,280
[1,2]	University of California College & University Revenue TOB VRDO	0.040%	9/2/21	10,935	10,935
[1,2]	University of California College & University Revenue TOB VRDO	0.040%	9/2/21	5,975	5,975
	University of California College & University Revenue VRDO	0.010%	9/1/21	13,050	13,050
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	0.080%	10/7/21	15,500	15,500
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	3,700	3,700
[1,2,3]	West Contra Costa Unified School District GO TOB VRDO	0.040%	9/2/21	6,730	6,730
[1,2,4]	Westminster CA School District GO TOB VRDO	0.040%	9/2/21	16,939	16,939
					563,991
Colorado (2.1%)
[1,2]	Board of Governors of Colorado State University System College & University Revenue TOB VRDO	0.050%	9/2/21	8,100	8,100
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	9/2/21	12,990	12,990
[1]	Colorado Health Facilities Authority Hospital Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	700	700
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.010%	9/1/21	12,325	12,325

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.010%	9/1/21	3,730	3,730
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	9/1/21	4,610	4,610
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	0.020%	9/2/21	3,500	3,500
	Denver CO City & County COP VRDO	0.010%	9/1/21	20,720	20,720
	Denver CO City & County COP VRDO	0.010%	9/1/21	14,720	14,720
	Denver CO City & County COP VRDO	0.010%	9/1/21	22,730	22,730
[1]	Holland Creek Metropolitan District Water Revenue VRDO	0.010%	9/2/21	5,010	5,010
[1]	Sheridan Redevelopment Agency Tax Allocation Revenue VRDO	0.040%	9/2/21	10,000	10,000
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	4,670	4,670
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	16,815	16,815
					140,620
Connecticut (1.3%)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	16,000	16,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	1,685	1,685
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	1,655	1,655
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	30,000	30,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.030%	9/2/21	18,095	18,095
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.030%	9/2/21	16,670	16,670
					84,105
District of Columbia (1.9%)
	District of Columbia College & University Revenue VRDO	0.020%	9/2/21	8,965	8,965
[1]	District of Columbia College & University Revenue VRDO	0.020%	9/2/21	11,120	11,120
[1]	District of Columbia College & University Revenue VRDO	0.020%	9/2/21	19,105	19,105
[1]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	12,715	12,715
[1]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	1,540	1,540
[1]	District of Columbia Miscellaneous Revenue VRDO	0.020%	9/2/21	6,620	6,620
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.030%	9/1/21	9,660	9,660
[1,2]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.040%	9/2/21	4,425	4,425
[1,2,3]	District of Columbia Water & Sewer Authority Public Utility Water Revenue TOB VRDO	0.050%	9/2/21	3,745	3,745
	District of Columbia Water & Sewer Authority Public Utility Water Revenue VRDO	0.010%	9/2/21	17,100	17,100
[1,2,3]	District of Columbia Water & Sewer Authority Water Revenue VRDO	0.040%	9/2/21	12,400	12,400
[1]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.010%	9/1/21	7,575	7,575
[1]	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue VRDO	0.010%	9/2/21	8,315	8,315
					123,285

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Florida (3.7%)
[1,2]	Clearwater FL Water & Sewer Water Revenue TOB VRDO	0.030%	9/1/21	6,900	6,900
[1,2]	Florida Board of Education Public Education Capital Outlay GO TOB VRDO	0.030%	9/1/21	11,275	11,275
[1]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.010%	9/1/21	37,765	37,765
[1,2]	Greater Orlando Aviation Authority Florida Airport Facilities Port, Airport & Marina Revenue TOB VRDO	0.120%	9/2/21	5,000	5,000
[1]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	27,365	27,365
[1,2]	Miami Beach FL Water & Sewer Water Revenue TOB VRDO	0.050%	9/2/21	3,640	3,640
[1]	Miami-Dade County FL Recreational Revenue VRDO	0.020%	9/2/21	17,685	17,685
[1,2]	Miami-Dade County FL Transit Sales Tax Revenue TOB VRDO	0.050%	9/2/21	15,600	15,600
[1]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue VRDO	0.010%	9/2/21	16,700	16,700
[1,2]	Orange County FL School Board COP TOB VRDO	0.060%	9/2/21	7,500	7,500
[1,2]	Orange County FL School Board COP TOB VRDO	0.060%	9/2/21	3,750	3,750
[1,2]	Orange County FL School Board Revenue TOB VRDO	0.040%	9/1/21	11,305	11,305
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/2/21	2,305	2,305
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/2/21	3,005	3,005
[1]	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/2/21	4,900	4,900
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.020%	9/1/21	2,825	2,825
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	0.040%	9/1/21	45,880	45,880
[1]	Sunshine State Governmental Financing Commission Miscellaneous Revenue (Miami Dade County Program) VRDO	0.020%	9/2/21	12,100	12,100
[1,2]	Volusia County FL Hospital Revenue TOB VRDO	0.040%	9/1/21	8,600	8,600
					244,100
Georgia (0.9%)
[1,2]	Atlanta GA Water & Wastewater Water Revenue TOB VRDO	0.050%	9/2/21	8,015	8,015
[1]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	7,100	7,100
[1,2,3]	DeKalb County GA Water & Sewer Water Revenue TOB VRDO	0.050%	9/2/21	5,500	5,500
	Fulton County GA Ad Valorem Tax Revenue	1.250%	12/31/21	30,000	30,117
[1,2]	Private Colleges & University Authority of Georgia College & University Revenue TOB VRDO	0.040%	9/1/21	6,095	6,095
					56,827
Idaho (0.5%)
[1]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	33,225	33,225
Illinois (4.7%)
[1]	Aurora IL College & University Revenue VRDO	0.030%	9/2/21	5,000	5,000
[1,2]	Chicago IL O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	0.050%	9/2/21	3,640	3,640
[1]	Cook County IL Miscellaneous Revenue VRDO	0.020%	9/1/21	2,006	2,006
	Illinois Educational Facilities Authority	0.070%	10/1/21	6,561	6,561
	Illinois Educational Facilities Authority Lease Revenue VRDO	0.020%	9/2/21	7,589	7,589
	Illinois Finance Authority College & University Revenue VRDO	0.010%	9/1/21	42,310	42,310
[1]	Illinois Finance Authority College & University Revenue VRDO	0.010%	9/1/21	17,760	17,760
	Illinois Finance Authority College & University Revenue VRDO	0.020%	9/2/21	11,206	11,206
	Illinois Finance Authority College & University Revenue VRDO	0.020%	9/2/21	16,186	16,186
[1]	Illinois Finance Authority College & University Revenue VRDO	0.020%	9/2/21	7,875	7,875

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	19,550	19,550
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	1,465	1,465
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	18,600	18,600
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	15,000	15,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	3,355	3,355
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	3,615	3,615
[1]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	14,500	14,500
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/7/21	15,000	15,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/7/21	21,600	21,600
[1]	Illinois Finance Authority Miscellaneous Revenue VRDO	0.020%	9/2/21	28,300	28,300
[1]	Illinois Finance Authority Recreational Revenue (Chicago Horticulture Project) VRDO	0.010%	9/1/21	15,000	15,000
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	9/2/21	7,970	7,970
[1,2]	Northwestern Memorial Healthcare Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	9/2/21	13,100	13,100
[1]	University of Illinois College & University Revenue VRDO	0.020%	9/1/21	15,600	15,600
					312,788
Indiana (2.9%)
[1]	Indiana Finance Authority College & University Revenue VRDO	0.010%	9/2/21	36,785	36,785
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	11,200	11,200
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	20,425	20,425
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	14,740	14,740
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	36,250	36,250
[1]	Indiana Finance Authority Industrial Revenue VRDO	0.050%	9/1/21	8,340	8,340
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	11,720	11,720
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	2,075	2,075
[1]	Indiana Municipal Power Agency Electric Power & Light Revenue VRDO	0.010%	9/1/21	51,070	51,070
					192,605
Iowa (0.2%)
[1]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	3,095	3,095
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	2,270	2,270
	Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program) VRDO	0.020%	9/2/21	8,270	8,270
					13,635
Kansas (0.2%)
[1,2]	Johnson County KS Water District Water Revenue TOB VRDO	0.030%	9/1/21	12,410	12,410

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Louisiana (0.3%)
[1,2]	East Baton Rouge Parish LA Sewer Commission Sewer Revenue TOB VRDO	0.050%	9/2/21	8,000	8,000
[1]	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	9,890	9,890
					17,890
Maryland (2.9%)
	Baltimore County MD BAN GO	4.000%	3/23/22	12,635	12,913
[1,2]	Baltimore County MD Sewer Revenue TOB VRDO	0.050%	9/2/21	5,000	5,000
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	0.020%	9/1/21	25,920	25,920
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.010%	9/2/21	18,515	18,515
[1]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/2/21	25,200	25,200
[1]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	11,465	11,465
	Montgomery County MD	0.070%	9/16/21	22,500	22,500
	Montgomery County MD	0.070%	9/23/21	31,000	31,000
	Montgomery County MD GO VRDO	0.010%	9/1/21	18,400	18,400
[1,2]	University of Maryland Auxiliary Facility & Tuition College & University Revenue TOB VRDO	0.030%	9/1/21	6,670	6,670
	Washington Suburban Sanitary Commission Water Revenue BAN VRDO	0.020%	9/1/21	17,580	17,580
					195,163
Massachusetts (2.9%)
[1,2]	Billerica MA GO TOB VRDO	0.030%	9/1/21	4,365	4,365
	Commonwealth of Massachusetts GO VRDO	0.020%	9/2/21	45,395	45,395
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.010%	9/1/21	9,950	9,950
	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.010%	9/1/21	19,005	19,005
[1,3,5]	Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	0.040%	9/2/21	9,900	9,900
[1]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.010%	9/1/21	1,580	1,580
[1]	Massachusetts Development Finance Agency College & University Revenue VRDO	0.010%	9/1/21	12,600	12,600
[1,2]	Massachusetts GO TOB VRDO	0.030%	9/2/21	6,000	6,000
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	9/1/21	5,200	5,200
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	9/1/21	8,565	8,565
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	9/2/21	2,500	2,500
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	9/2/21	14,665	14,665
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	0.010%	9/1/21	56,050	56,050
					195,775
Michigan (1.4%)
[1]	Green Lake Township Economic Development Corp. Miscellaneous Revenue (Interlochen Center Project) VRDO	0.010%	9/1/21	14,700	14,700
[1,2]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	9/7/21	4,070	4,070
	University of Michigan College & University Revenue	0.090%	11/3/21	28,950	28,950

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	University of Michigan College & University Revenue VRDO	0.010%	9/1/21	6,715	6,715
	University of Michigan College & University Revenue VRDO	0.010%	9/1/21	1,700	1,700
	University of Michigan College & University Revenue VRDO	0.010%	9/1/21	9,500	9,500
	University of Michigan College & University Revenue VRDO	0.010%	9/2/21	13,840	13,840
	University of Michigan College & University Revenue VRDO	0.010%	9/2/21	14,130	14,130
					93,605
Minnesota (0.3%)
	Hennepin County MN GO VRDO	0.020%	9/2/21	5,230	5,230
[1]	Minneapolis MN Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	4,630	4,630
[1]	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	2,425	2,425
[1]	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	10,200	10,200
					22,485
Missouri (4.3%)
	Health & Educational Facilities Authority of the State of Missouri College & University Revenue VRDO	0.010%	9/1/21	22,565	22,565
	Missouri Development Finance Board Miscellaneous Revenue VRDO	0.010%	9/1/21	46,530	46,530
	Missouri Development Finance Board Recreational Revenue VRDO	0.010%	9/1/21	41,650	41,650
[1]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	9/1/21	19,290	19,290
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	9/2/21	6,460	6,460
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	9/2/21	2,060	2,060
[1,2]	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	9/2/21	2,000	2,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	8,730	8,730
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	45,945	45,945
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	26,800	26,800
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	1,655	1,655
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	19,470	19,470
	University of Missouri College & University Revenue VRDO	0.010%	9/2/21	46,030	46,030
					289,185
Multiple States (4.1%)
[1,2,6]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	0.040%	9/2/21	9,620	9,620
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.070%	9/2/21	36,000	36,000
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.080%	9/2/21	50,000	50,000
[1,2]	Nuveen AMT-Free Municipal Income Fund PUT VRDP	0.080%	9/7/21	24,000	24,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund PUT VRDP	0.080%	9/7/21	142,000	142,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.070%	9/2/21	10,000	10,000
					271,620

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nebraska (0.5%)
[1]	Lancaster County Hospital Authority No. 1 Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	12,605	12,605
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	9/1/21	19,600	19,600
					32,205
Nevada (1.3%)
[1]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.020%	9/1/21	15,690	15,690
[1]	Clark County Department of Aviation Port, Airport & Marina Revenue VRDO	0.020%	9/1/21	16,405	16,405
[1]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	0.090%	9/2/21	12,900	12,900
[1,2]	Clark County NV GO TOB VRDO	0.030%	9/1/21	7,570	7,570
[1,2]	Las Vegas NV Convention & Visitors Authority GO TOB VRDO	0.050%	9/2/21	1,400	1,400
[1,2]	Las Vegas Valley Water District Nevada GO TOB VRDO	0.050%	9/2/21	16,440	16,440
[1,2]	Nevada Highway Improvement Fuel Sales Tax Revenue TOB VRDO	0.030%	9/1/21	15,900	15,900
					86,305
New Hampshire (0.3%)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.010%	9/1/21	14,850	14,850
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.010%	9/1/21	7,810	7,810
					22,660
New Jersey (0.3%)
[1,2]	New Jersey Housing & Mortgage Finance Agency Housing Local or Guaranteed Housing Revenue TOB VRDO	0.050%	9/2/21	4,635	4,635
[1,2]	New Jersey Housing & Mortgage Finance Agency Housing Local or Guaranteed Housing Revenue TOB VRDO	0.070%	9/2/21	5,800	5,800
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.060%	9/2/21	7,100	7,100
[1,2]	Union County NJ Improvement Authority Lease Revenue TOB VRDO	0.060%	9/7/21	1,600	1,600
					19,135
New Mexico (0.6%)
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	10,650	10,650
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	29,755	29,755
					40,405
New York (17.9%)
	Battery Park City Authority Miscellaneous Revenue VRDO	0.020%	9/2/21	3,000	3,000
[1]	Geneva Industrial Development Agency College & University Revenue VRDO	0.040%	9/2/21	2,115	2,115
[1]	Metropolitan Transportation Authority Fuel Sales Tax Revenue VRDO	0.010%	9/1/21	29,800	29,800
[1]	Metropolitan Transportation Authority Transit Revenue VRDO	0.010%	9/1/21	36,715	36,715
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	9/1/21	16,300	16,300
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	9/1/21	2,625	2,625
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	9/1/21	38,700	38,700
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	42,900	42,900

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	26,220	26,220
[1,2]	New York City NY GO TOB VRDO	0.050%	9/7/21	9,330	9,330
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.030%	9/1/21	29,930	29,930
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.050%	9/2/21	6,930	6,930
[1,2]	New York City NY Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	0.050%	9/2/21	3,490	3,490
[1,2]	New York City NY Transitional Finance Authority Building Aid Appropriations Revenue TOB VRDO	0.050%	9/2/21	2,300	2,300
[1,2]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.050%	9/2/21	9,335	9,335
[1,2]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.050%	9/2/21	3,335	3,335
[1,2]	New York City NY Transitional Finance Authority Future Tax Income Tax Revenue TOB VRDO	0.060%	9/2/21	12,895	12,895
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	9/1/21	4,810	4,810
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	9/1/21	5,165	5,165
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	9/1/21	17,760	17,760
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	9/1/21	17,200	17,200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	9/1/21	17,515	17,515
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.010%	9/1/21	4,600	4,600
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue VRDO	0.010%	9/1/21	2,700	2,700
	New York City Trust for Cultural Resources Recreational Revenue VRDO	0.020%	9/2/21	3,600	3,600
	New York City Water & Sewer System Sewer Revenue VRDO	0.010%	9/1/21	19,310	19,310
	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	16,025	16,025
	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	1,000	1,000
	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	33,400	33,400
	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	13,325	13,325
	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	7,975	7,975
[1]	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	10,650	10,650
[1]	New York City Water & Sewer System Water Revenue VRDO	0.010%	9/1/21	500	500
	New York City Water & Sewer System Water Revenue VRDO	0.020%	9/1/21	2,000	2,000
	New York City Water & Sewer System Water Revenue VRDO	0.020%	9/1/21	6,600	6,600
	New York City Water & Sewer System Water Revenue VRDO	0.030%	9/2/21	19,500	19,500
	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.010%	9/1/21	22,685	22,685
[1,2]	New York NY GO TOB VRDO	0.040%	9/2/21	8,000	8,000
[1]	New York NY GO VRDO	0.010%	9/1/21	3,800	3,800
	New York NY GO VRDO	0.010%	9/1/21	1,155	1,155
	New York NY GO VRDO	0.010%	9/1/21	8,680	8,680
	New York NY GO VRDO	0.010%	9/1/21	41,070	41,070
[1]	New York NY GO VRDO	0.010%	9/1/21	6,600	6,600
[1]	New York NY GO VRDO	0.010%	9/1/21	49,375	49,375
[1]	New York NY GO VRDO	0.010%	9/2/21	2,900	2,900
[1]	New York NY GO VRDO	0.020%	9/2/21	5,940	5,940
[1]	New York NY GO VRDO	0.030%	9/2/21	4,000	4,000

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New York State Dormitory Authority Appropriations Revenue VRDO	0.020%	9/2/21	13,460	13,460
	New York State Dormitory Authority College & University Revenue VRDO	0.010%	9/1/21	6,200	6,200
[1]	New York State Dormitory Authority College & University Revenue VRDO	0.020%	9/2/21	15,805	15,805
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	4,355	4,355
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.050%	9/2/21	18,065	18,065
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.050%	9/7/21	11,200	11,200
[1,2]	New York State Dormitory Authority Lease (Appropriation) Revenue TOB VRDO	0.040%	9/2/21	10,550	10,550
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.050%	9/2/21	18,120	18,120
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.050%	9/2/21	7,500	7,500
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.050%	9/2/21	15,345	15,345
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.050%	9/2/21	10,300	10,300
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.050%	9/2/21	11,250	11,250
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.010%	9/1/21	45,845	45,845
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	9/1/21	15,935	15,935
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	9/1/21	10,865	10,865
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	9/1/21	7,850	7,850
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	9/1/21	33,700	33,700
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	9/1/21	16,900	16,900
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.040%	9/2/21	14,500	14,500
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	9/2/21	36,315	36,315
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	9/2/21	7,500	7,500
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	9/2/21	8,290	8,290
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.060%	9/2/21	12,500	12,500
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.070%	9/2/21	50,400	50,400
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.070%	9/2/21	16,700	16,700
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	0.050%	9/2/21	13,985	13,985
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.010%	9/1/21	18,000	18,000
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.010%	9/1/21	36,195	36,195
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.010%	9/1/21	475	475
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.010%	9/1/21	4,600	4,600
[1]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.020%	9/1/21	64,070	64,070
					1,190,535

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
North Carolina (2.8%)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	3,605	3,605
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	26,685	26,685
[1]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	25,250	25,250
[1]	Durham County Industrial Facilities & Pollution Control Financing Authority College & University Revenue VRDO	0.030%	9/2/21	17,830	17,830
[1,2]	North Carolina Capital Facilities Finance Agency College & University Revenue (Duke University Project) TOB VRDO	0.050%	9/2/21	44,755	44,755
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	16,600	16,600
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	35,975	35,975
[1,2]	North Carolina State Housing Finance Home Ownership Local or Guaranteed Housing Revenue TOB VRDO	0.050%	9/2/21	5,765	5,765
	Raleigh NC Combined Enterprise System Water Revenue VRDO	0.020%	9/1/21	8,830	8,830
					185,295
Ohio (4.1%)
[1]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	4,945	4,945
[1]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	6,220	6,220
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.020%	9/2/21	4,150	4,150
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.030%	9/2/21	11,700	11,700
[1]	Columbus Regional Airport Authority Miscellaneous Revenue VRDO	0.020%	9/2/21	1,530	1,530
[1]	Columbus Regional Airport Authority Port, Airport & Marina Revenue VRDO	0.020%	9/2/21	11,035	11,035
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	33,112	33,112
[1]	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/2/21	280	280
[1]	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/2/21	7,300	7,300
[1]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	6,420	6,420
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	8,665	8,665
[1,2]	Montgomery County OH Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	9/2/21	7,885	7,885
	Ohio GO VRDO	0.010%	9/1/21	5,065	5,065
	Ohio GO VRDO	0.010%	9/1/21	5,735	5,735
[1]	Ohio GO VRDO	0.010%	9/1/21	1,335	1,335
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	2,800	2,800
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	2,090	2,090
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	4,720	4,720
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	14,895	14,895
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	18,565	18,565
	Ohio Lease (Appropriation) Revenue VRDO	0.010%	9/1/21	4,710	4,710
	Ohio State University College & University Revenue VRDO	0.010%	9/1/21	3,885	3,885
	Ohio State University College & University Revenue VRDO	0.010%	9/1/21	18,705	18,705

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ohio State University College & University Revenue VRDO	0.010%	9/1/21	14,075	14,075
	Ohio State University College & University Revenue VRDO	0.010%	9/1/21	11,600	11,600
	Ohio State University College & University Revenue VRDO	0.010%	9/1/21	14,575	14,575
	Ohio State University College & University Revenue VRDO	0.010%	9/1/21	48,940	48,940
					274,937
Oregon (0.3%)
	Oregon GO VRDO	0.010%	9/1/21	6,100	6,100
	Oregon GO VRDO	0.010%	9/1/21	3,500	3,500
	Oregon GO VRDO	0.010%	9/1/21	3,400	3,400
[1]	Oregon State Facilities Authority Health, Hospital Nursing Home Revenue VRDO	0.010%	9/1/21	3,950	3,950
					16,950
Pennsylvania (4.9%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	0.010%	9/1/21	35,270	35,270
[1,2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.030%	9/1/21	42,245	42,245
[1]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/2/21	26,805	26,805
[1,2,3]	Bucks County Water & Sewer Authority Water Revenue TOB VRDO	0.050%	9/2/21	5,335	5,335
	Butler County General Authority Miscellaneous Revenue VRDO	0.030%	9/2/21	5,805	5,805
[1]	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	9/2/21	11,080	11,080
	Butler County PA General Authority Miscellaneous Revenue VRDO	0.030%	9/2/21	5,490	5,490
[1]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	0.020%	9/1/21	28,335	28,335
[1]	Emmaus General Authority Miscellaneous Revenue VRDO	0.020%	9/1/21	2,100	2,100
[1]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	8,240	8,240
[1]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	3,340	3,340
[1]	Pennsylvania Economic Development Financing Authority Private Schools Revenue VRDO	0.060%	9/2/21	1,000	1,000
[1,2]	Pennsylvania GO TOB VRDO	0.050%	9/2/21	16,085	16,085
[1,2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	0.050%	9/2/21	6,665	6,665
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	9/7/21	6,945	6,945
[1,2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.050%	9/2/21	5,000	5,000
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	9/1/21	27,900	27,900
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	4,900	4,900
	Pennsylvania Infrastructure Investment Authority	0.120%	10/25/21	10,000	10,000
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.050%	9/2/21	3,200	3,200
[1]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.020%	9/2/21	5,850	5,850
[1,2,3]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.040%	9/1/21	11,600	11,600
[1]	Philadelphia Authority for Industrial Development Miscellaneous Revenue VRDO	0.030%	9/2/21	6,250	6,250
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	27,250	27,250

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	9/2/21	19,500	19,500
					326,190
South Carolina (1.3%)
[1]	Columbia SC Waterworks & Sewer System Water Revenue VRDO	0.020%	9/2/21	28,340	28,340
[1,2]	McLeod Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	9/2/21	3,000	3,000
	South Carolina Association of Governmental Organizations COP	3.000%	3/1/22	13,412	13,608
[1]	South Carolina Jobs-Economic Development Authority Private Schools Revenue VRDO	0.030%	9/2/21	5,600	5,600
[1]	South Carolina Public Service Authority Electric Power & Light Revenue VRDO	0.050%	9/1/21	35,160	35,160
					85,708
South Dakota (0.1%)
[2]	South Dakota Housing Development Authority Revenue VRDO	0.020%	9/2/21	8,300	8,300
Tennessee (1.2%)
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.020%	9/1/21	2,045	2,045
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.020%	9/1/21	8,075	8,075
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.020%	9/1/21	7,110	7,110
[1]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.030%	9/2/21	6,135	6,135
[1,2]	Metropolitan Government of Nashville & Davidson County TN GO TOB VRDO	0.030%	9/1/21	890	890
[1]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.020%	9/1/21	14,670	14,670
[1]	Montgomery County Public Building Authority Miscellaneous Revenue VRDO	0.020%	9/1/21	4,090	4,090
	Public Building Authority of Blount County Tennessee Lease Revenue VRDO	0.010%	9/1/21	28,220	28,220
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.050%	9/2/21	3,415	3,415
[1,2]	Tennessee Housing Development Agency Residential Finance Program Local or Guaranteed Housing Revenue TOB VRDO	0.050%	9/2/21	6,115	6,115
					80,765
Texas (12.0%)
[1]	Austin TX Hotel Occupancy Tax Revenue VRDO	0.030%	9/2/21	22,220	22,220
	Austin TX Utility System Revenue	0.060%	9/8/21	12,775	12,775
	Austin TX Utility System Revenue	0.060%	9/8/21	6,300	6,300
	Austin TX Utility System Revenue	0.070%	9/8/21	8,500	8,500
	Board of Regents of the University of Texas System	0.070%	9/2/21	25,000	25,000
	Board of Regents of the University of Texas System	0.050%	9/3/21	3,150	3,150
	Board of Regents of the University of Texas System	0.080%	10/5/21	13,500	13,500
	Board of Regents of the University of Texas System	0.060%	10/6/21	17,705	17,705
	Board of Regents of the University of Texas System	0.060%	10/20/21	25,000	25,000
	Board of Regents of the University of Texas System	0.070%	11/2/21	23,000	23,000
	Board of Regents of the University of Texas System	0.090%	12/6/21	25,000	25,001
[1,2]	Clifton Higher Education Finance Corp. Charter School Aid Revenue TOB VRDO	0.050%	9/2/21	2,945	2,945
[1,2]	Conroe TX Independent School District GO TOB VRDO	0.030%	9/1/21	22,060	22,060
[1]	Dallas Performing Arts Cultural Facilities Corp. Recreational Revenue (Dallas Center Foundation Project) VRDO	0.020%	9/2/21	200	200
	Dallas TX Area Rapid Transit Sales Tax Revenue	0.100%	10/5/21	5,000	5,000

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Dallas TX Area Rapid Transit Sales Tax Revenue TOB VRDO	0.050%	9/2/21	6,620	6,620
[1,2]	Fort Bend County TX GO TOB VRDO	0.050%	9/2/21	13,370	13,370
[1,2]	Godley TX Independent School District GO TOB VRDO	0.050%	9/2/21	6,190	6,190
[1,2]	Grand Parkway Transportation Corp. Texas System Toll Highway Revenue TOB VRDO	0.070%	9/2/21	47,600	47,600
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	173,445	173,445
[1,2]	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	9/1/21	32,000	32,000
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	13,085	13,085
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	26,050	26,050
[1]	Harris County Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	3,335	3,335
[1,2]	Harris County TX Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	9/2/21	15,500	15,500
	Houston Higher Education Finance Corp. College & University Revenue VRDO	0.010%	9/1/21	9,270	9,270
[1]	Houston TX Combined Utility System Water Revenue VRDO	0.020%	9/2/21	23,735	23,735
[1]	Houston TX Combined Utility System Water Revenue VRDO	0.020%	9/2/21	6,185	6,185
	Houston TX Combined Utility System Water Revenue VRDO	0.020%	9/2/21	20,000	20,000
	Permanent University Fund - University of Texas System College & University Revenue VRDO	0.010%	9/2/21	19,205	19,205
	Red River Education Finance Corp. College & University Revenue VRDO	0.020%	9/1/21	36,000	36,000
[1,2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	9/2/21	13,200	13,200
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	8,425	8,425
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	3,500	3,500
	Texas GO VRDO	0.030%	9/1/21	10,000	10,000
	Texas GO VRDO	0.030%	9/1/21	8,400	8,400
	Texas GO VRDO	0.030%	9/1/21	10,940	10,940
	Texas GO VRDO	0.030%	9/1/21	17,315	17,315
[1]	Texas GO VRDO	0.040%	9/1/21	7,330	7,330
	Texas GO VRDO	0.040%	9/1/21	2,275	2,275
	University of Texas System College & University Revenue VRDO	0.010%	9/2/21	15,820	15,820
	University of Texas System College & University Revenue VRDO	0.010%	9/2/21	36,600	36,600
					797,751
Utah (1.8%)
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	4,590	4,590
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	6,395	6,395
	Murray UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	3,810	3,810
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	22,500	22,500
	Utah UT Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	14,235	14,235
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	40,990	40,990
	Weber County UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	29,900	29,900
					122,420
Vermont (0.1%)
[1]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/1/21	6,850	6,850

Municipal Cash Management Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Virginia (0.6%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	15,235	15,235
	Norfolk Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	22,620	22,620
[1]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	9/2/21	5,550	5,550
					43,405
Washington (1.2%)
	King County WA GO VRDO	0.010%	9/1/21	44,455	44,455
	King County WA Sewer Revenue	0.110%	12/7/21	14,500	14,500
[1,2]	Seattle WA Water System Water Revenue TOB VRDO	0.030%	9/1/21	3,985	3,985
[1,2]	Washington GO TOB VRDO	0.050%	9/2/21	9,400	9,400
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.010%	9/2/21	5,195	5,195
					77,535
West Virginia (0.3%)
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	9/1/21	5,870	5,870
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.090%	9/2/21	12,635	12,635
					18,505
Wisconsin (3.2%)
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	57,930	57,930
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	44,355	44,355
[1]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	9/1/21	39,760	39,760
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	9/2/21	5,125	5,125
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	7,750	7,750
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	2,185	2,185
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	7,785	7,785
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	19,500	19,500
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	4,600	4,600
	Wisconsin State Extendible GO	0.080%	9/2/21	25,000	25,000
					213,990

Municipal Cash Management Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wyoming (0.1%)
Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	9/2/21	9,000	9,000
Total Tax-Exempt Municipal Bonds (Cost $6,652,857)				6,652,895
Total Investments (100.0%) (Cost $6,652,857)				6,652,895
Other Assets and Liabilities—Net (0.0%)				557
Net Assets (100%)				6,653,452
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by bank letter of credit.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the aggregate value was $1,442,434,000, representing 21.7% of net assets.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Assets and Liabilities
As of August 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $6,652,857)	6,652,895
Receivables for Investment Securities Sold	4,615
Receivables for Accrued Income	1,016
Total Assets	6,658,526
Liabilities
Due to Custodian	145
Payables for Investment Securities Purchased	4,900
Payables to Vanguard	29
Total Liabilities	5,074
Net Assets	6,653,452
At August 31, 2021, net assets consisted of:

Paid-in Capital	6,653,262
Total Distributable Earnings (Loss)	190
Net Assets	6,653,452

Net Assets
Applicable to 66,520,737 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,653,452
Net Asset Value Per Share	$100.02

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Operations

Year Ended August 31, 2021
($000)
Investment Income
Income
Interest	3,697
Total Income	3,697
Expenses
The Vanguard Group—Note B
Management and Administrative	582
Total Expenses	582
Net Investment Income	3,115
Realized Net Gain (Loss) on Investment Securities Sold	134
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(18)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,231

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,115	29,280
Realized Net Gain (Loss)	134	107
Change in Unrealized Appreciation (Depreciation)	(18)	(83)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,231	29,304
Distributions
Total Distributions	(3,115)	(29,280)
Capital Share Transactions
Issued	10,428,113	10,417,533
Issued in Lieu of Cash Distributions	3,110	29,280
Redeemed	(8,478,466)	(9,035,379)
Net Increase (Decrease) from Capital Share Transactions	1,952,757	1,411,434
Total Increase (Decrease)	1,952,873	1,411,458
Net Assets
Beginning of Period	4,700,579	3,289,121
End of Period	6,653,452	4,700,579

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$100.02	$100.01	$100.01	$100.01	$100.01
Investment Operations
Net Investment Income	.057	.933	1.569	1.190	.718
Net Realized and Unrealized Gain (Loss) on Investments	—	.010	—	—	—
Total from Investment Operations	.057	.943	1.569	1.190	.718
Distributions
Dividends from Net Investment Income	(.057)	(.933)	(1.569)	(1.190)	(.718)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.057)	(.933)	(1.569)	(1.190)	(.718)
Net Asset Value, End of Period	$100.02	$100.02	$100.01	$100.01	$100.01
Total Return	0.06%	0.95%	1.58%	1.20%	0.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,653	$4,701	$3,289	$1,935	$2,456
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.84%	1.57%	1.18%	0.72%

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund
Notes to Financial Statements
Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds

Municipal Cash Management Fund
effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2021, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods

Municipal Cash Management Fund
for financial statement and tax purposes; these differences will reverse at some time in the future. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	106
Undistributed Tax-Exempt Income	17
Undistributed Long-Term Gains	29
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	38
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2021 Amount ($000)	2020 Amount ($000)
Tax-Exempt Income	3,115	29,280
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	3,115	29,280
*	Includes short-term capital gains, if any.
As of August 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,652,857
Gross Unrealized Appreciation	38
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	38
E.	The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2021, such purchases were $2,101,330,000 and sales were $1,321,801,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Municipal Cash Management Fund
F.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2021 Shares (000)	2020 Shares (000)

Issued	104,261	104,161
Issued in Lieu of Cash Distributions	31	293
Redeemed	(84,768)	(90,344)
Net Increase (Decrease) in Shares Outstanding	19,524	14,110
G.	Management has determined that no events or transactions occurred subsequent to August 31, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard CMT Funds and Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (constituting Vanguard CMT Funds, hereafter collectively referred to as the "Funds") as of August 31, 2021, the related statements of operations for the year ended August 31, 2021, the statements of changes in net assets for each of the two years in the period ended August 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2021 and each of the financial highlights for each of the five years in the period ended August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard Market Liquidity Fund
This information for the fiscal year ended August 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
For nonresident alien shareholders, 57.9% of income dividends are interest-related dividends.
The percentage of the ordinary dividends reported by the fund that is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100%.

Special 2021 tax information (unaudited) for Vanguard Municipal Cash Management Fund
This information for the fiscal year ended August 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund designates 100% of its income dividends as exempt-interest dividends.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.
Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board
(2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Chris D. Mclsaac
Joseph Brennan	Thomas M. Rampulla
Mortimer J. Buckley	Karin A. Risi
Gregory Davis	Anne E. Robinson
John James	Michael Rollings
John T. Marcante	Lauren Valente

© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
CMT0 102021

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)           Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended August 31, 2021: $48,000
Fiscal Year Ended August 31, 2020: $53,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2021: $11,244,694
Fiscal Year Ended August 31, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)           Audit-Related Fees.

Fiscal Year Ended August 31, 2021: $2,955,181
Fiscal Year Ended August 31, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)           Tax Fees.

Fiscal Year Ended August 31, 2021: $2,047,574
Fiscal Year Ended August 31, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)           All Other Fees.

Fiscal Year Ended August 31, 2021: $280,000
Fiscal Year Ended August 31, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2021: $2,327,574
Fiscal Year Ended August 31, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: October 20, 2021

VANGUARD CMT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.